Financial instruments and financial risk management - Financial assets and liabilities that are denominated in CAD (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Financial instruments and financial risk management
Financial assets and liabilities	$ 440,276	$ 782,625
Cash and cash equivalents.
Financial instruments and financial risk management
Financial assets and liabilities	2,867,716	1,864,404
Restricted cash
Financial instruments and financial risk management
Financial assets and liabilities	81,176	80,550
Receivables
Financial instruments and financial risk management
Financial assets and liabilities	242,953	48,992
Trade payables.
Financial instruments and financial risk management
Financial assets and liabilities	(1,321,940)	(778,164)
Lease liabilities
Financial instruments and financial risk management
Financial assets and liabilities	$ (1,429,629)	$ (433,157)